Loans Measured at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Summary of Loans
10.1 Details of loans as of December 31, 2020 and 2021, are as follows:

	December 31, 2020		December 31, 2021
	(In millions of Korean won)
Loans measured at amortized cost	￦	379,734,020	￦	420,910,259
Deferred loan origination fees and costs		716,327		674,069
Less: Allowances for credit losses		(3,283,363)		(3,684,055)

	￦	377,166,984	￦	417,900,273

Summary of Loans for other Banks
10.2 Details of loans to banks as of December 31, 2020 and 2021, are as follows:

	December 31, 2020		December 31, 2021
	(In millions of Korean won)
Loans measured at amortized cost	￦	5,577,728	￦	8,325,177
Less: Allowances for credit losses		(682)		(443)

	￦	5,577,046	￦	8,324,734

Summary of Loan Types and Customer Types of Loans to Customers other than Banks
10.3 Details of loan types and customer types of loans to customers other than banks as of December 31, 2020 and 2021, are as follows:

	December 31, 2020
	Retail		Corporate		Credit card		Total
	(In millions of Korean won)
Loans in Korean won	￦	175,062,187	￦	142,812,751	￦	—	￦	317,874,938
Loans in foreign currencies		3,092,630		16,159,722		—		19,252,352
Domestic import usance bills		—		2,152,059		—		2,152,059
Off-shore funding loans		—		1,203,737		—		1,203,737
Call loans		—		1,582,251		—		1,582,251
Bills bought in Korean won		—		1,620		—		1,620
Bills bought in foreign currencies		—		1,739,262		—		1,739,262
Guarantee payments under acceptances and guarantees		10		8,011		—		8,021
Credit card receivables in Korean won		—		—		18,734,560		18,734,560
Credit card receivables in foreign currencies		—		—		63,071		63,071
Bonds purchased under repurchase agreements		—		3,175,080		—		3,175,080
Privately placed bonds		—		1,154,162		—		1,154,162
Factored receivables		104		3		—		107
Lease receivables		1,105,001		335,582		—		1,440,583
Loans for installment credit		6,440,521		50,295		—		6,490,816

		185,700,453		170,374,535		18,797,631		374,872,619

Proportion (%)		49.54		45.45		5.01		100.00
Less: Allowances for credit losses		(910,088)		(1,671,098)		(701,495)		(3,282,681)

	￦	184,790,365	￦	168,703,437	￦	18,096,136	￦	371,589,938

	December 31, 2021
	Retail		Corporate		Credit card		Total
	(In millions of Korean won)
Loans in Korean won	￦	184,872,384	￦	162,081,901	￦	—	￦	346,954,285
Loans in foreign currencies		3,990,253		20,865,495		—		24,855,748
Domestic import usance bills		—		3,311,142		—		3,311,142
Off-shore funding loans		—		1,064,623		—		1,064,623
Call loans		—		902,301		—		902,301
Bills bought in Korean won		—		2,209		—		2,209
Bills bought in foreign currencies		—		2,001,046		—		2,001,046
Guarantee payments under acceptances and guarantees		7		20,773		—		20,780
Credit card receivables in Korean won		—		—		20,766,340		20,766,340
Credit card receivables in foreign currencies		—		—		57,980		57,980
Bonds purchased under repurchase agreements		—		4,855,194		—		4,855,194
Privately placed bonds		—		758,557		—		758,557
Factored receivables		113		458		—		571
Lease receivables		778,425		513,714		—		1,292,139
Loans for installment credit		6,265,896		150,340		—		6,416,236

		195,907,078		196,527,753		20,824,320		413,259,151

Proportion (%)		47.40		47.56		5.04		100.00
Less: Allowances for credit losses		(1,004,995)		(1,886,473)		(792,144)		(3,683,612)

	￦	194,902,083	￦	194,641,280	￦	20,032,176	￦	409,575,539

Summary of Changes in Deferred Loan Origination Fees and Costs
10.4 Changes in deferred loan origination fees and costs for the years ended December 31, 2020 and 2021, are as follows:

	2020
	Beginning		Increase		Decrease		Business combination		Others		Ending
	(In millions of Korean won)
Deferred loan origination costs
Loans in Korean won	￦	645,305	￦	502,044	￦	(473,392)	￦	—	￦	—	￦	673,957
Others 1		96,378		53,345		(63,509)		9,376		—		95,590

		741,683		555,389		(536,901)		9,376		—		769,547

Deferred loan origination fees
Loans in Korean won		8,600		6,681		(6,133)		—		—		9,148
Others 2		4,813		21,636		(26,396)		48,117		(4,098)		44,072

		13,413		28,317		(32,529)		48,117		(4,098)		53,220

	￦	728,270	￦	527,072	￦	(504,372)	￦	(38,741)	￦	4,098	￦	716,327

	2021
	Beginning		Increase		Decrease		Others		Ending
	(In millions of Korean won)
Deferred loan origination costs
Loans in Korean won	￦	673,957	￦	418,732	￦	(424,785)	￦	—	￦	667,904
Others 1		95,590		44,728		(63,619)		(4)		76,695

		769,547		463,460		(488,404)		(4)		744,599

Deferred loan origination fees
Loans in Korean won		9,148		11,909		(3,556)		—		17,501
Others 2		44,072		32,667		(27,332)		3,622		53,029

		53,220		44,576		(30,888)		3,622		70,530

	￦	716,327	￦	418,884	￦	(457,516)	￦	(3,626)	￦	674,069

1	Includes deferred loan origination costs related to credit card receivables, loans for installment credit, and finance lease receivables.
2	Includes deferred loan origination fees related to loans in foreign currencies executed by PT Bank KB Bukopin Tbk and PRASAC Microfinance Institution Plc.